Intangibles and other assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Cost
Balance, beginning of year	$23,350	$21,538
Additions	968	1,466
Disposals	-	-
Transfers	386	-
Effects of movement in exchange rates	64	346
Balance, end of year	24,768	23,350

Accumulated amortization
Balance, beginning of year	17,941	16,511
Additions	872	1,138
Disposals	-	-
Effects of movement in exchange rates	57	292
Balance, end of year	18,870	17,941
Intangibles, net book value	$5,898	$5,409